Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Amount of unrecognized deferred tax liability	$ 693
Deferred tax assets, goodwill	150.0
Valuation allowance, amount	304.5	279.5
Change in valuation allowance, deferred tax asset	25.0
Net operating loss carryforwards	2,700
Credit carryforward	42.0
Unrecognized tax benefit	191.2	174.7	132.4	162.9
Unrecognized tax benefits that impact effective tax rate	115.4	120.4
Accrued interest and penalties	72.3	65.6
Interest expense (income) related to uncertain tax positions	2.2	0.5	(9.1)
Estimated change in unrecognized tax benefits possible within next 12 months, lower bound	97
State and local jurisdiction
Income Tax Contingency [Line Items]
Net operating loss carryforwards	2,000
Foreign country
Income Tax Contingency [Line Items]
Net operating loss carryforwards	700
Capital loss carryforward	88.0
Foreign country | Carried forward indefinitely
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 450